Income Taxes Narratives (Details) - Orbitz - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Provision for income taxes	$ 3,444,000	$ 5,794,000	$ 2,801,000	$ 13,048,000	$ 27,281,000
Decrease in income tax expense (benefit)	2,400,000		10,200,000
Deferred Tax Assets, Net of Valuation Allowance	145,000,000		145,000,000		146,300,000
Unrecognized tax benefits	3,300,000		3,300,000		3,348,000	$ 3,569,000
Unrecognized tax benefits, would impact effective tax rate	$ 3,300,000		3,300,000		$ 3,300,000
Unrecognized tax benefits, reduction resulting from lapse of applicable statute of limitations			$ 0